First Quarter Report
October 31, 2023 (Unaudited)
Columbia Limited Duration Credit Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Limited Duration Credit Fund, October 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 95.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 5.9%
Boeing Co. (The)
02/01/2026	2.750%	9,240,000	8,599,626
02/04/2026	2.196%	9,778,000	8,985,806
Howmet Aerospace, Inc.
01/15/2029	3.000%	5,670,000	4,780,409
L3Harris Technologies, Inc.
01/15/2027	5.400%	10,055,000	9,880,044
Total			32,245,885
Banking 22.3%
Bank of America Corp.(a)
12/20/2028	3.419%	28,371,000	25,253,145
Goldman Sachs Group, Inc. (The)(a)
10/24/2029	6.484%	6,825,000	6,821,072
HSBC Holdings PLC(a)
03/09/2029	6.161%	12,215,000	11,957,613
JPMorgan Chase & Co.(a)
10/15/2030	2.739%	26,918,000	22,103,529
Morgan Stanley(a)
05/04/2027	1.593%	4,435,000	3,938,751
01/21/2028	2.475%	18,898,000	16,746,126
04/20/2029	5.164%	4,519,000	4,296,317
PNC Financial Services Group, Inc. (The)(a)
06/12/2029	5.582%	6,578,000	6,297,473
US Bancorp(a)
10/26/2027	6.787%	2,745,000	2,764,033
06/12/2029	5.775%	5,595,000	5,380,822
Wells Fargo & Co.(a)
07/25/2029	5.574%	2,389,000	2,300,756
10/23/2029	6.303%	14,635,000	14,513,445
Total			122,373,082
Building Materials 0.6%
Ferguson Finance PLC(b)
04/20/2027	4.250%	3,592,000	3,410,867
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	6,735,000	5,456,282
Electric 21.0%
AES Corp. (The)
01/15/2026	1.375%	4,800,000	4,263,557
CenterPoint Energy, Inc.
09/01/2024	2.500%	5,228,000	5,073,768
08/10/2026	5.250%	11,495,000	11,322,758
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMS Energy Corp.
11/15/2025	3.600%	10,450,000	9,927,632
DTE Energy Co.
03/15/2027	3.800%	8,625,000	7,991,992
Edison International
11/15/2024	3.550%	1,850,000	1,797,043
11/15/2028	5.250%	1,290,000	1,223,556
Emera U.S. Finance LP
06/15/2024	0.833%	3,555,000	3,419,151
Emera US Finance LP
06/15/2026	3.550%	12,581,000	11,785,501
Eversource Energy
08/15/2030	1.650%	4,953,000	3,710,457
FirstEnergy Transmission LLC(b)
01/15/2025	4.350%	5,450,000	5,311,083
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 0.400% 11/03/2023	5.710%	9,135,000	9,134,975
NextEra Energy Operating Partners LP(b)
07/15/2024	4.250%	5,630,000	5,523,844
09/15/2027	4.500%	1,870,000	1,676,490
NRG Energy, Inc.(b)
12/02/2027	2.450%	7,563,000	6,372,016
Pacific Gas and Electric Co.
06/15/2028	3.000%	11,192,000	9,476,441
Pennsylvania Electric Co.(b)
03/30/2026	5.150%	862,000	843,261
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	2,322,000	2,319,524
Southern Co.(The)
06/15/2028	4.850%	6,110,000	5,843,695
WEC Energy Group, Inc.
06/15/2025	3.550%	783,000	752,353
09/12/2026	5.600%	3,029,000	3,010,201
01/15/2028	4.750%	4,464,000	4,264,869
Total			115,044,167
Environmental 0.6%
GFL Environmental, Inc.(b)
08/01/2025	3.750%	3,380,000	3,213,501
Food and Beverage 4.8%
Bacardi Ltd.(b)
05/15/2028	4.700%	20,040,000	18,811,444
Diageo Capital PLC
10/05/2026	5.375%	5,528,000	5,531,024
2	Columbia Limited Duration Credit Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
J M Smucker Co. (The)
11/15/2028	5.900%	2,000,000	1,984,561
Total			26,327,029
Health Care 1.8%
HCA, Inc.
03/15/2027	3.125%	8,562,000	7,723,844
06/01/2028	5.200%	2,080,000	1,980,108
Total			9,703,952
Healthcare Insurance 3.1%
Aetna, Inc.
11/15/2024	3.500%	3,051,000	2,974,324
Centene Corp.
07/15/2028	2.450%	16,540,000	13,910,255
Total			16,884,579
Independent Energy 0.5%
Canadian Natural Resources Ltd.
07/15/2025	2.050%	1,311,000	1,224,523
Occidental Petroleum Corp.
09/01/2028	6.375%	1,408,000	1,417,486
Total			2,642,009
Life Insurance 13.0%
Five Corners Funding Trust(b)
11/15/2023	4.419%	13,085,000	13,076,026
New York Life Global Funding(b)
08/07/2030	1.200%	3,620,000	2,674,707
Pacific Life Global Funding II(b)
07/18/2028	5.500%	5,790,000	5,660,285
Peachtree Corners Funding Trust(b)
02/15/2025	3.976%	25,334,000	24,527,646
Principal Life Global Funding II(b)
11/21/2024	2.250%	18,240,000	17,419,163
08/16/2026	1.250%	8,852,000	7,770,022
Total			71,127,849
Media and Entertainment 0.9%
Discovery Communications LLC
03/20/2028	3.950%	4,965,000	4,480,558
Netflix, Inc.(b)
11/15/2029	5.375%	485,000	469,755
Total			4,950,313
Midstream 5.7%
Colorado Interstate Gas Co. LLC/Issuing Corp.(b)
08/15/2026	4.150%	3,709,000	3,506,573
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer LP
12/01/2028	6.100%	4,105,000	4,056,134
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	9,565,000	9,113,647
Western Gas Partners LP
07/01/2026	4.650%	4,815,000	4,611,439
Western Midstream Operating LP
01/15/2029	6.350%	1,501,000	1,491,936
Williams Companies, Inc. (The)
08/15/2028	5.300%	8,617,000	8,307,569
Total			31,087,298
Natural Gas 0.6%
NiSource, Inc.
03/30/2028	5.250%	3,249,000	3,156,017
Packaging 1.6%
Berry Global, Inc.(b)
04/15/2028	5.500%	9,270,000	8,880,240
Pharmaceuticals 3.9%
Amgen, Inc.
03/02/2028	5.150%	4,438,000	4,331,157
Gilead Sciences, Inc.
03/01/2026	3.650%	1,941,000	1,852,840
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	12,045,000	11,508,175
Roche Holdings, Inc.(b)
01/28/2027	2.375%	4,025,000	3,654,692
Total			21,346,864
Technology 3.2%
Fidelity National Information Services, Inc.
03/01/2024	0.600%	1,979,000	1,942,338
07/15/2025	4.500%	4,540,000	4,435,431
Microchip Technology, Inc.
02/15/2024	0.972%	7,305,000	7,196,545
09/01/2024	0.983%	4,188,000	4,013,490
Total			17,587,804
Tobacco 0.4%
BAT International Finance PLC
02/02/2029	5.931%	2,081,000	2,023,606
Transportation Services 1.6%
ERAC USA Finance LLC(b)
05/01/2028	4.600%	9,316,000	8,868,119

Columbia Limited Duration Credit Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 2.9%
Sprint Spectrum Co. I/II/III LLC(b)
03/20/2028	5.152%	4,802,400	4,724,471
T-Mobile US, Inc.
02/15/2026	2.250%	8,850,000	8,146,227
04/15/2027	3.750%	3,468,000	3,224,139
Total			16,094,837
Total Corporate Bonds & Notes (Cost $551,486,482)			522,424,300

U.S. Treasury Obligations 2.9%

U.S. Treasury
06/15/2025	2.875%	16,526,700	15,935,354
Total U.S. Treasury Obligations (Cost $16,459,560)			15,935,354
Money Market Funds 2.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.630%(d),(e)	12,793,395	12,789,557
Total Money Market Funds (Cost $12,790,045)		12,789,557
Total Investments in Securities (Cost: $580,736,087)		551,149,211
Other Assets & Liabilities, Net		(3,256,107)
Net Assets		547,893,104

At October 31, 2023, securities and/or cash totaling $1,486,309 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	718	12/2023	USD	145,338,907	—	(855,832)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(178)	12/2023	USD	(18,898,594)	675,188	—
U.S. Treasury 5-Year Note	(715)	12/2023	USD	(74,700,743)	917,243	—
U.S. Treasury Ultra 10-Year Note	(1)	12/2023	USD	(108,828)	6,014	—
Total					1,598,445	—
Notes to Portfolio of Investments
(a)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2023.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2023, the total value of these securities amounted to $146,394,205, which represents 26.72% of total net assets.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2023.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2023.
4	Columbia Limited Duration Credit Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Limited Duration Credit Fund, October 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.630%
	14,967,651	69,658,086	(71,836,859)	679	12,789,557	1,473	378,189	12,793,395
Abbreviation Legend
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Limited Duration Credit Fund | First Quarter Report 2023	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT183_07_N01_(12/23)